Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity File Number	001-37347
Entity Registrant Name	XBIOTECH INC.
Entity Central Index Key	0001626878
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	5217 Winnebago Ln
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78744
City Area Code	(512)
Local Phone Number	386-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false